[LORD ABBETT LOGO]

2001 ANNUAL REPORT

Lord Abbett

Affiliated Fund

FOR THE YEAR ENDED OCTOBER 31, 2001

AFFILIATED FUND ANNUAL REPORT
FOR THE YEAR ENDED OCTOBER 31, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of Lord Abbett Affiliated Fund's (the "Fund") strategies and performance for the year ended October 31, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficient manner, we anticipate this will benefit both our current and future shareholders.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust you have placed in us and look forward to serving your investment needs in the future.

BEST REGARDS,

/s/ ROBERT S. DOW
ROBERT S. DOW
CHAIRMAN

Q: HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED OCTOBER 31, 2001?
A: For the year ended October 31, 2001, the Affiliated Fund returned -11.98%(1), significantly outperforming the S&P 500 Index(2), which returned -24.83% over the same period. Please refer to page (4) for Standardized Returns.
Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A: We began our fiscal year with a strong outperformance of the benchmark, as our value focus proved beneficial and interest rates began to drop. After brief setbacks in the beginning of 2001 caused by general economic weakness, the Affiliated Fund rallied in the second and third quarters of 2001, as our portfolio weathered the volatility better than the S&P 500 Index. Over the last year, positive contributors to performance were stocks of companies in basic industries (companies whose earnings tend to be more sensitive to movements in the overall economy) and pollution control companies. Also, our exposure to technology remains underweighted relative to the S&P Barra Value Index(3), but our few holdings in this sector positively added to performance.
In addition, the Fund benefited from our strong stock selection within the utilities and consumer staples sectors. Select consumer discretionary holdings added significant relative value to the Fund's performance--specifically discount retail stores, which benefited from the economic slowdown at the expense of full-priced stores. Finally, during Affiliated's fiscal year, the overweight exposure to the healthcare and consumer staples sectors, relative to the S&P Barra Value Index, contributed substantially to performance as these companies tend to be more stable during periods of economic turmoil.
However, the Fund did experience some negative pressure from our underweight exposure in the telecommunications sector relative to the S&P 500/Barra Value Index. Additionally, towards the end of our fiscal year, we were impacted by the events of September 11, and several of the Fund's financial holdings were hurt--specifically, property and casualty insurance companies and financial services companies, which are at risk for short-term earnings weakness.
Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?
A: The Fund's fiscal year began with a general decelerating of the economy towards the end of the 2000 calendar year--capital spending dropped and earnings suffered. In response to a slowing economy and fears of an imminent recession, the Federal Reserve Board (the Fed) began rapidly lowering short-term rates in hopes of stimulating the economy. This action did lead to a broad market rally in April and early May and in anticipation of an economic recovery later this year, investors furiously bid up the prices of technology stocks hoping that last year's worst performing group would return to lofty levels. Investors' hopes were quickly dashed though, as technology stocks gave up some of their gains late in the second quarter of 2001, and companies continued to pre-announce lower-than-expected earnings and reduce earnings expectations for 2001.
The U.S. economy was already showing signs of a downward trend before the events of September 11. Manufacturing activity slowed and August labor data showed an unemployment rate of 4.9%--the highest level since September 1997. Eventually, most believed rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown many believe was already in progress.
Retail sales plunged in the wake of the attacks, and travel and hotel accommodations were abruptly cancelled. To maintain liquidity in the banking system and restore calm to capital markets, the Fed cut rates by another 50 basis points, bringing the federal funds rate down to 3.00%, its lowest level since 1992. The Fed also bought Treasuries in the open market to provide additional liquidity into the market.
Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?
A: We believe that the U.S. economy can recover quickly once American consumers and businesses become more confident in the actions our government takes to protect the nation against future terrorist attacks. The key to this effort against terrorism is building a united, global front with our allies on a political, social and economical basis. History provides some guidance. The years 1973-1974 saw the nation in the grips of a recession following the bull market of 1968-1972. Like today, the nation was struggling with issues involving the Middle East, but the economy recovered quickly from that downturn.
Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?
A: Throughout the third quarter of 2001 we continued to increase the Fund's exposure to economically sensitive, cyclical companies and sectors that tend to perform well during periods of economic recovery. We added select consumer discretionary stocks that we felt were well positioned to benefit from the recovery anticipated in early 2002. Although we now do not anticipate a rebound in capital markets until the second half of 2002, we maintain our strategy of gradually and opportunistically expanding the Fund's investment in economically sensitive sectors and stocks, such as materials, consumer discretionary, and industrials. As always, we will remain focused on our research techniques that discover established companies with solid fundamentals and an opportunity for robust growth.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.
MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. An investor should read the Prospectus carefully before investing.
(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the year ended 10/31/01.
(2) Widely regarded as the standard for measuring large-cap U.S. stock market performance, this popular index includes a representative sample of leading companies in leading industries. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment.
(3) The S&P 500 Barra Growth & Value indices are constructed by dividing the stocks in S&P 500 index according to a single attribute: price-to-book ratios. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The Value Index contains companies with lower price-to-book ratios; conversely, the Growth Index has firms with higher price-to-book ratios. These indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
IMPORTANT INFORMATION
Bonds purchased by the Fund are subject to market fluctuations upward and downward inversely to the rise and fall of interest rates. Common stocks are also subject to market fluctuations, providing the potential for gains and the risk of loss. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses. Past performance is no indication of future results. Tax consequences are not reflected. The Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please refer to the Fund's current prospectus. IF USED AS SALES MATERIAL AFTER 12/31/01, THIS REPORT MUST BE ACCOMPANIED BY LORD ABBETT'S PERFORMANCE QUARTERLY FOR THE MOST RECENTLY COMPLETED CALENDAR YEAR.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the S&P 500(R) Index and S&P Barra Value Index, assuming reinvestment of all dividends and distributions.

[CHART OF INVESTMENT COMPARISON]

                      THE FUND (CLASS A SHARES)     THE FUND (CLASS A SHARES)    S&P 500(R)     S&P 500 BARRA
                         AT NET ASSET VALUE        AT MAXIMUM OFFERING PRICE(1)   INDEX(2)      VALUE INDEX(2)
   October 31, 91              $10,000                       $ 9,425              $10,000          $10,000
               92              $11,036                       $10,401              $10,995          $10,829
               93              $12,996                       $12,249              $12,634          $13,446
               94              $13,862                       $13,064              $13,121          $13,740
               95              $16,698                       $15,737              $16,587          $16,905
               96              $20,575                       $19,392              $20,581          $21,065
               97              $25,881                       $24,393              $27,187          $27,322
               98              $28,539                       $26,898              $33,171          $30,531
               99              $34,444                       $32,463              $41,684          $36,334
               00              $39,655                       $37,375              $44,218          $39,852
               01              $34,904                       $32,897              $33,240          $32,513

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIOD ENDING OCTOBER 31, 2001

               1 YEAR   5 YEARS    10 YEARS   LIFE OF FUND
CLASS A(3)    -17.02%     9.85%      12.65%             -
CLASS B(4)    -16.49%    10.10%          -          11.78%
CLASS C(5)    -13.58%    10.32%          -          11.84%
CLASS P(6)    -12.07%        -           -           6.85%
CLASS Y(7)    -11.64%        -           -           4.64%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices, particularly that of the S&P 500(R) Index, is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending October 31, 2001 using the SEC-required uniform method to compute such return.
(4) The Class B shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 5% (for 1 year) and 1% (for the life of the class).
(5) The Class C shares commenced operations on August 1, 1996. Performance reflects the deduction of a CDSC of 1% (for 1 year) and 0% (for life of the class).
(6) The Class P shares commenced operations on December 8, 1997. SEC effective date on November 24, 1997. Performance is at net asset value.
(7) Class Y shares commenced operations on March 27, 1998. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2001

                                                      VALUE
INVESTMENTS                              SHARES       (000)
-----------------------------------------------------------
COMMON STOCKS 92.63%

AEROSPACE/DEFENSE 1.06%
Lockheed Martin Corp.                 2,400,000   $ 117,048
                                                  ---------

AGRICULTURAL PRODUCTS 0.45%
Archer-Daniels-Midland Co.            3,570,000      49,730
                                                  ---------

AIR FREIGHT 2.16%
United Parcel Service, Inc. Class B   4,700,000     239,700
                                                  ---------

AIRLINES 2.08%
AMR Corp.*                            7,700,047     140,141
Southwest Airlines Co.                5,700,000      90,630
                                                  ---------
TOTAL                                               230,771
                                                  ---------

ALUMINUM 2.04%
Alcoa, Inc.                           7,000,000     225,890
                                                  ---------

AUTO COMPONENTS 0.48%
Delphi Automotive Systems             4,605,000      53,464
                                                  ---------

AUTOMOBILES 0.24%
General Motors Corp.                    651,000      26,899
                                                  ---------

BANKS: MAJOR REGIONAL 8.72%
Bank One Corp.                        2,700,000      89,613
FleetBoston Financial Corp.           4,400,000     144,584
Mellon Financial Corp.                8,700,000     292,320
Wachovia Corp.                        7,199,990     205,920
Wells Fargo & CO                      5,899,980     233,049
                                                  ---------
TOTAL                                               965,486
                                                  ---------

BEVERAGES: ALCOHOLIC 1.36%
Diageo plc ADR                        3,700,000     151,145
                                                  ---------

BEVERAGES: NON-ALCOHOLIC 1.67%
PepsiCo, Inc.                         3,800,000     185,098
                                                  ---------

CHEMICALS 2.15%
Dow Chemical Co.                      4,000,000     133,000
Praxair, Inc.                         2,235,900     105,490
                                                  ---------
TOTAL                                               238,490
                                                  ---------

COMMUNICATIONS EQUIPMENT 2.27%
Lucent Technologies, Inc.*           20,000,000     134,000
QUALCOMM, Inc.*                       2,400,000     117,720
                                                  ---------
TOTAL                                               251,720
                                                  ---------

COMPUTERS: HARDWARE 2.54%
Apple Computer, Inc.*                11,700,000     205,452
International Business
Machines Corp.                          700,000      75,649
                                                  ---------
TOTAL                                               281,101
                                                  ---------

COMPUTERS: PERIPHERALS 0.82%
EMC Corp.*                            7,400,000      91,168
                                                  ---------

COMPUTERS: SOFTWARE 2.30%
Citrix Systems, Inc.*                 1,199,950      28,079
Compuware Corp.*                      5,700,060      58,596
PeopleSoft, Inc.*                     5,650,425     168,213
                                                  ---------
TOTAL                                               254,888
                                                  ---------

ELECTRIC COMPANIES 5.84%
Allegheny Energy, Inc.                1,441,600      52,691
Dominion Resources, Inc.              2,700,000     165,024
Duke Energy Corp.                     2,500,000      96,025
Exelon Corp.                          2,700,000     113,589
Progress Energy, Inc.                 3,000,000     126,510
Public Service
Enterprise Group, Inc.                1,863,800      73,359
TXU Corp.                               424,900      19,477
                                                  ---------
TOTAL                                               646,675
                                                  ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        5

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

                                                      VALUE
INVESTMENTS                              SHARES       (000)
-----------------------------------------------------------
ELECTRONICS: SEMICONDUCTORS 0.40%
Texas Instruments, Inc.               1,600,000   $  44,784
                                                  ---------

ENTERTAINMENT 3.89%
The Walt Disney Co.                  10,700,000     198,913
Viacom, Inc.*                         6,340,000     231,473
                                                  ---------
TOTAL                                               430,386
                                                  ---------

FINANCIAL: DIVERSIFIED 5.37%
Citigroup, Inc.                       1,600,000      72,832
Fannie Mae                            1,200,000      97,152
Financial Select Sector SPDR          7,700,000     187,341
J.P. Morgan Chase & Co.               3,946,075     139,533
Morgan Stanley Dean Witter & Co.      2,000,000      97,840
                                                  ---------
TOTAL                                               594,698
                                                  ---------

HEALTHCARE: DIVERSIFIED 1.71%
American Home Products Corp.          3,400,010     189,823
                                                  ---------

HEALTHCARE: DRUGS -
MAJOR PHARMACEUTICALS 2.60%
Bristol-Myers Squibb Co.              1,400,000      74,830
Pharmacia Corp.                       1,500,000      60,780
Schering-Plough Corp.                 4,100,000     152,438
                                                  ---------
TOTAL                                               288,048
                                                  ---------

HEALTHCARE: HOSPITAL MANAGEMENT 0.36%
HCA - The Healthcare Co.              1,000,000      39,660
                                                  ---------

HEALTHCARE: MANAGED CARE 0.46%
CIGNA Corp.                             700,000      51,030
                                                  ---------

HEALTHCARE: MEDICAL PRODUCTS
& SUPPLIES 0.77%
Becton Dickinson & Co.                2,379,000      85,168
                                                  ---------

INDUSTRIAL CONGLOMERATES 0.34%
Tyco International Ltd.                 765,000      37,592
                                                  ---------

INSURANCE: LIFE/HEALTH 0.50%
Aegon N.V.                            2,200,000      55,176
                                                  ---------

INSURANCE: MULTI-LINE 2.27%
American Intl. Group, Inc.            3,200,000     251,520
                                                  ---------

INSURANCE: PROPERTY-CASUALTY 1.31%
ACE Ltd.                              1,200,000      42,300
Chubb Corp.                           1,500,000     102,450
                                                  ---------
TOTAL                                               144,750
                                                  ---------

MACHINERY: DIVERSIFIED 1.78%
Caterpillar, Inc.                       512,100      22,901
Deere & CO                            4,700,000     173,853
                                                  ---------
TOTAL                                               196,754
                                                  ---------

MANUFACTURING: DIVERSIFIED 3.68%
Illinois Tool Works, Inc.               507,000      29,000
Minnesota Mining & Manufacturing Co.  2,000,000     208,760
United Technologies Corp.             3,150,030     169,755
                                                  ---------
TOTAL                                               407,515
                                                  ---------

MEDIA 2.30%
Comcast Corp.                         1,400,000      50,176
Gannett Co., Inc.                     3,230,500     204,168
                                                  ---------
TOTAL                                               254,344
                                                  ---------

NATURAL GAS 0.52%
El Paso Corp.                         1,158,400      56,831
                                                  ---------
OFFICE ELECTRONICS 1.12%
Xerox Corp.*                         17,700,000     123,900
                                                  ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        6

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

                                                      VALUE
INVESTMENTS                              SHARES       (000)
-----------------------------------------------------------
OIL & GAS: DRILLING &
EQUIPMENT 1.50%
Baker Hughes, Inc.                    4,150,000  $  148,694
Transocean Sedco Forex, Inc.            580,025      17,488
                                                 ----------
TOTAL                                               166,182
                                                 ----------

OIL: INTERNATIONAL INTEGRATED 5.66%
Exxon Mobil Corp.                    12,000,000     473,400
Total Fina Elf S.A. ADR               2,200,000     153,428
                                                 ----------
TOTAL                                               626,828
                                                 ----------

PAPER & FOREST PRODUCTS 3.31%
Bowater, Inc.                         3,023,100     135,193
International Paper Co.               2,550,000      91,290
Plum Creek Timber Co., Inc.           5,069,000     140,057
                                                 ----------
TOTAL                                               366,540
                                                 ----------

RAILROADS 1.88%
Burlington Northern Santa Fe          4,200,000     112,854
CSX Corp.                             1,871,685      63,076
Union Pacific Corp.                     617,800      32,132
                                                 ----------
TOTAL                                               208,062
                                                 ----------

RETAIL: BUILDING SUPPLIES 1.07%
The Home Depot, Inc.                  3,100,000     118,513
                                                 ----------

RETAIL: GENERAL MERCHANDISE 2.38%
Sears, Roebuck & Co.                    601,045      23,302
Target Corp.                          7,700,050     239,857
                                                 ----------
TOTAL                                               263,159
                                                 ----------
RETAIL: OFFICE SUPPLIES 1.21%
Staples, Inc.*                        9,200,000     134,136
                                                 ----------

RETAIL: SPECIALTY APPAREL 2.89%
The Limited, Inc.                     6,400,025      71,360
NIKE, Inc.                            2,700,000     133,272
The TJX Cos., Inc.                    3,400,080     114,923
                                                 ----------
TOTAL                                               319,555
                                                 ----------

SERVICES: DATA PROCESSING 1.77%
First Data Corp.                      2,900,025     195,955
                                                 ----------

TELECOMMUNICATIONS: LONG
DISTANCE 0.16%
WorldCom, Inc.*                       1,300,000      17,485
                                                 ----------

TELEPHONE 3.51%
Qwest Communications Intl.            1,000,000      12,950
SBC Communications, Inc.              2,400,000      91,464
Verizon Communications                5,700,000     283,917
                                                 ----------
TOTAL                                               388,331
                                                 ----------

TEXTILES & APPAREL 0.18%
V.F. Corp.                              608,090      20,201
                                                 ----------

WASTE MANAGEMENT 1.55%
Waste Management, Inc.                7,000,000     171,500
                                                 ----------
TOTAL COMMON STOCKS
(Cost $9,310,129,934)                            10,257,699
                                                 ==========

CONVERTIBLE PREFERRED SECURITIES 3.35%

BANKS: MAJOR REGIONAL 0.34%

CNB Capital Trust I
6.00% Conv. Pfd.                      1,000,000      37,500
                                                 ----------

COMMUNICATIONS EQUIPMENT 0.30%
Lucent Technologies, Inc.
8.00% Conv. Pfd.*                        28,750      33,530
                                                 ----------

ELECTRIC COMPANIES 0.47%
TXU Corp. 9.25% Conv. Pfd.            2,000,000      51,900
                                                 ----------

INSURANCE: LIFE/HEALTH 0.58%
MetLife Capital Trust I
8.00% Conv. Pfd.                        750,000      64,005
                                                 ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                        7

SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2001

                                                      VALUE
INVESTMENTS                              SHARES       (000)
-----------------------------------------------------------

INSURANCE: PROPERTY-CASUALTY 0.68%
Ace Ltd. 8.25%
Conv. Pfd.                            1,000,000   $  75,370
                                                  ---------

NATURAL GAS 0.76%
Coastal Corp. 6.625%
Conv. Pfd.                            2,500,000      84,062
                                                  ---------

WIRELESS TELECOMMUNICATIONS 0.22%
Motorola, Inc. 7.00%
Conv. Pfd.*                             500,000      24,700
                                                  ---------

TOTAL CONVERTIBLE PREFERRED
SECURITIES (Cost $293,980,016)                      371,067
                                                  =========

                                       PRINCIPAL
                                          AMOUNT         VALUE
INVESTMENTS                                (000)         (000)
--------------------------------------------------------------
SHORT TERM INVESTMENT 3.74%

DISCOUNT NOTE 3.74%
Federal Home Loan
Bank 2.46% due
11/01/2001
(Cost $414,217,000)                   $ 414,217    $   414,217
                                                   -----------

TOTAL INVESTMENTS 99.72%
(Cost $10,018,326,950)                             $11,042,983
                                                   ===========

*    -Non-Income producing security.
ADR  -American Depository Receipt
SPDR -Standard and Poors Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001

ASSETS:
   Investment in securities, at value (cost $10,018,326,950)        $ 11,042,983,477
   Cash                                                                      634,018
   Receivables:
     Interest and dividends                                               13,363,893
     Investment securities sold                                          116,271,169
     Capital shares sold                                                  25,247,445
   Prepaid expenses                                                          340,603
------------------------------------------------------------------------------------
   TOTAL ASSETS                                                       11,198,840,605
------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                      99,848,452
     Capital shares reacquired                                             7,586,007
     Management fee                                                        3,100,983
     12b-1 distribution fees                                               8,111,144
     Directors' fees                                                       3,757,060
   Accrued expenses                                                        2,321,254
------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     124,724,900
------------------------------------------------------------------------------------
NET ASSETS                                                          $ 11,074,115,705
====================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        9,578,754,124
Distributions in excess of net investment income                          (3,725,582)
Accumulated net realized gain on investments                             474,430,636
Net unrealized appreciation on investments                             1,024,656,527
------------------------------------------------------------------------------------
NET ASSETS                                                          $ 11,074,115,705
====================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $  9,363,248,019
Class B Shares                                                      $    904,004,526
Class C Shares                                                      $    555,759,140
Class P Shares                                                      $     35,939,242
Class Y Shares                                                      $    215,164,778

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                           717,863,996
Class B Shares                                                            69,243,704
Class C Shares                                                            42,668,976
Class P Shares                                                             2,759,440
Class Y Shares                                                            16,464,090

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $          13.04
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                      $          13.84
Class B Shares-Net asset value                                      $          13.06
Class C Shares-Net asset value                                      $          13.02
Class P Shares-Net asset value                                      $          13.02
Class Y Shares-Net asset value                                      $          13.07
====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001

INVESTMENT INCOME:
Dividends                                                           $    216,840,185
Interest                                                                  23,780,798
Foreign withholding tax                                                   (1,317,030)
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  239,303,953
====================================================================================
EXPENSES:
Management fee                                                            35,993,672
12b-1 distribution plan-Class A                                           37,133,213
12b-1 distribution plan-Class B                                            8,431,148
12b-1 distribution plan-Class C                                            4,570,721
12b-1 distribution plan-Class P                                              106,353
Shareholder servicing                                                      9,909,723
Reports to shareholders                                                    1,227,232
Registration                                                                 768,177
Directors' fees                                                              397,502
Professional                                                                 258,490
Custody                                                                       90,776
Other                                                                      2,101,851
------------------------------------------------------------------------------------
Gross expenses                                                           100,988,858
   Expense reductions                                                       (599,895)
------------------------------------------------------------------------------------
NET EXPENSES                                                             100,388,963
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    138,914,990
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                         476,434,648
Net change in unrealized appreciation/depreciation on investments     (2,107,642,639)
====================================================================================
NET REALIZED AND UNREALIZED LOSS                                      (1,631,207,991)
====================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (1,492,293,001)
====================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED          YEAR ENDED
                                                                          OCTOBER 31,         OCTOBER 31,
INCREASE (DECREASE) IN NET ASSETS                                                2001                2000
OPERATIONS:
Net investment income                                               $     138,914,990    $    164,446,545
Net realized gain on investments                                          476,434,648         963,472,558
Net change in unrealized appreciation/depreciation
   on investments                                                      (2,107,642,639)        378,816,299
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        (1,492,293,001)      1,506,735,402
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                               (162,336,241)       (147,739,267)
   Class B                                                                 (7,899,208)         (5,231,082)
   Class C                                                                 (4,261,505)         (2,171,815)
   Class P                                                                   (326,040)            (52,058)
   Class Y                                                                 (3,005,837)           (991,101)
Net realized gain
   Class A                                                               (868,795,033)     (1,008,917,125)
   Class B                                                                (60,695,249)        (57,499,161)
   Class C                                                                (28,499,626)        (21,866,899)
   Class P                                                                 (1,051,180)           (222,559)
   Class Y                                                                 (4,845,409)         (5,313,373)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (1,141,715,328)     (1,250,004,440)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       2,438,970,427       1,183,710,512
Reinvestment of distributions                                             972,840,085       1,056,397,318
Cost of shares reacquired                                              (1,128,179,526)     (1,153,099,525)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS                                                         2,283,630,986       1,087,008,305
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                    (350,377,343)      1,343,739,267
=========================================================================================================
NET ASSETS:
Beginning of year                                                      11,424,493,048      10,080,753,781
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $  11,074,115,705    $ 11,424,493,048
=========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS) OF NET
   INVESTMENT INCOME                                                $      (3,725,582)   $     35,944,539
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
(CLASS A SHARES)

                                                               YEAR ENDED 10/31
                                            ---------------------------------------------------
                                              2001       2000      1999       1998      1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR           $16.47     $16.22    $14.56     $14.84    $13.02
                                             ======     ======    ======     ======    ======

Investment operations

  Net investment income                         .19(a)     .24(a)    .21(a)     .24       .30

  Net realized and unrealized gain (loss)     (1.99)      2.01      2.64       1.14      2.85
                                             ------     ------    ------     ------    ------

    Total from investment operations          (1.80)      2.25      2.85       1.38      3.15
                                             ------     ------    ------     ------    ------
Distributions to shareholders from:

  Net investment income                        (.24)      (.24)     (.24)      (.27)     (.30)

  Net realized gain                           (1.39)     (1.76)     (.95)     (1.39)    (1.03)
                                             ------     ------    ------     ------    ------

    Total distributions                       (1.63)     (2.00)    (1.19)     (1.66)    (1.33)
                                             ------     ------    ------     ------    ------

NET ASSET VALUE, END OF YEAR                 $13.04     $16.47    $16.22     $14.56    $14.84
                                             ======     ======    ======     ======    ======

Total Return(b)                              (11.98)%    15.12%    20.69%     10.27%    25.80%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions        .79%       .79%      .74%       .63%      .65%

  Expenses, excluding expense reductions        .80%       .80%      .74%       .63%      .65%

  Net investment income                        1.28%      1.62%     1.36%      1.64%     2.15%

                                                        YEAR ENDED 10/31
                                ---------------------------------------------------------------
SUPPLEMENTAL DATA:                 2001          2000         1999         1998         1997
===============================================================================================
Net assets, end of year (000)  $9,363,248   $10,309,845   $9,307,645   $8,051,342   $7,487,605

Portfolio turnover rate             77.18%        52.27%       62.30%       56.49%       46.41%
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

(CLASS B SHARES)

                                                               YEAR ENDED 10/31
                                            --------------------------------------------------
                                              2001       2000      1999       1998      1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR           $16.49     $16.23    $14.56     $14.84    $13.03
                                             ======     ======    ======     ======    ======

Investment operations

  Net investment income                         .09(a)     .14(a)    .10(a)     .14       .20

  Net realized and unrealized gain (loss)     (1.99)      2.02      2.65       1.12      2.84
                                             ------     ------    ------     ------    ------

    Total from investment operations          (1.90)      2.16      2.75       1.26      3.04
                                             ------     ------    ------     ------    ------

Distributions to shareholders from:

  Net investment income                        (.14)      (.14)     (.13)      (.15)     (.20)

  Net realized gain                           (1.39)     (1.76)     (.95)     (1.39)    (1.03)
                                             ------     ------    ------     ------    ------

    Total distributions                       (1.53)     (1.90)    (1.08)     (1.54)    (1.23)
                                             ------     ------    ------     ------    ------

NET ASSET VALUE, END OF YEAR                 $13.06     $16.49    $16.23     $14.56    $14.84
                                             ======     ======    ======     ======    ======

Total Return(b)                              (12.53)%    14.42%    19.87%      9.41%    24.78%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions       1.42%      1.44%     1.43%      1.38%     1.42%

  Expenses, excluding expense reductions       1.43%      1.45%     1.43%      1.38%     1.42%

  Net investment income                         .62%       .94%      .66%       .87%     1.19%


                                                        YEAR ENDED 10/31
                                ---------------------------------------------------------------
SUPPLEMENTAL DATA:                  2001         2000          1999         1998         1997
===============================================================================================
Net assets, end of year (000)     $904,004      $713,161     $524,974     $315,695     $152,117

Portfolio turnover rate              77.18%        52.27%       62.30%       56.49%       46.41%
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

(CLASS C SHARES)

                                                               YEAR ENDED 10/31
                                            ---------------------------------------------------
                                              2001       2000      1999       1998      1997
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR           $16.49     $16.23    $14.56     $14.84    $13.02
                                             ======     ======    ======     ======    ======

Investment operations

  Net investment income                         .05(a)     .14(a)    .10(a)     .14       .22

  Net realized and unrealized gain (loss)     (1.99)      2.02      2.65       1.12      2.83
                                             ------     ------    ------     ------    ------

    Total from investment operations          (1.94)      2.16      2.75       1.26      3.05
                                             ------     ------    ------     ------    ------

Distributions to shareholders from:

  Net investment income                        (.14)      (.14)     (.13)      (.15)     (.20)

  Net realized gain                           (1.39)     (1.76)     (.95)     (1.39)    (1.03)
                                             ------     ------    ------     ------    ------

    Total distributions                       (1.53)     (1.90)    (1.08)     (1.54)    (1.23)
                                             ------     ------    ------     ------    ------

NET ASSET VALUE, END OF YEAR                 $13.02     $16.49    $16.23     $14.56    $14.84
                                             ======     ======    ======     ======    ======

Total Return(b)                              (12.79)%    14.48%    19.80%      9.41%    24.88%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions       1.70%      1.44%     1.43%      1.40%     1.34%

  Expenses, excluding expense reductions       1.71%      1.45%     1.43%      1.40%     1.34%

  Net investment income                         .32%       .93%      .66%       .85%     1.28%

                                                        YEAR ENDED 10/31
                                ---------------------------------------------------------------
SUPPLEMENTAL DATA:                  2001         2000         1999         1998         1997
===============================================================================================
Net assets, end of year (000)    $555,759      $331,910     $197,440     $120,453      $58,032

Portfolio turnover rate             77.18%        52.27%       62.30%       56.49%       46.41%
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

(CLASS P SHARES)


                                                     YEAR ENDED 10/31      12/8/1997(e)
                                            ------------------------------     TO
                                              2001       2000       1999   10/31/1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $ 16.45     $16.19     $14.53    $14.24
                                             ======     ======     ======    ======

Investment operations

  Net investment income                         .16(a)     .22(a)     .19(a)    .18

  Net realized and unrealized gain (loss)     (1.97)      2.02       2.63       .27
                                              ------     ------    ------     -----

    Total from investment operations          (1.81)      2.24       2.82       .45
                                              ------     ------    ------     -----

Distributions to shareholders from:

  Net investment income                        (.23)      (.22)      (.21)     (.16)

  Net realized gain                           (1.39)     (1.76)      (.95)        -
                                              ------     ------    ------     -----

    Total distributions                       (1.62)     (1.98)     (1.16)     (.16)
                                              ------     ------    ------     -----

NET ASSET VALUE, END OF PERIOD              $ 13.02     $16.45     $16.19    $14.53
                                             ======     ======     ======    ======

Total Return(b)                              (12.07)%    15.11%     20.51%     3.21%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions        .87%       .89%       .88%      .76%(d)

  Expenses, excluding expense reductions        .88%       .89%       .88%      .76%(d)

  Net investment income                        1.10%      1.30%      1.22%     1.21%(d)


                                          YEAR ENDED 10/31                12/8/1997(c)
                                --------------------------------------         TO
SUPPLEMENTAL DATA:                  2001           2000         1999      10/31/1998
========================================================================================
Net assets, end of
  period (000)                     $35,939       $12,072       $2,046       $1,811

Portfolio turnover rate              77.18%        52.27%       62.30%       56.49%
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

(CLASS Y SHARES)


                                                     YEAR ENDED 10/31         3/27/1998(c)
                                             ------------------------------      TO
                                               2001       2000       1999    10/31/1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $ 16.50     $16.25     $14.57    $15.44
                                              ======     ======     ======    ======

Investment operations

  Net investment income                          .22(a)     .30(a)     .26(a)    .15

  Net realized and unrealized gain (loss)      (1.97)      2.01       2.65      (.89)
                                              ------     ------     ------     ------

    Total from investment operations           (1.75)      2.31       2.91      (.74)
                                              ------     ------     ------     ------

Distributions to shareholders from:

  Net investment income                         (.29)      (.30)      (.28)     (.13)

  Net realized gain                            (1.39)     (1.76)      (.95)        -
                                              ------     ------     ------     ------

    Total distributions                        (1.68)     (2.06)     (1.23)     (.13)
                                              ------     ------     ------     ------
NET ASSET VALUE, END OF PERIOD               $ 13.07     $16.50     $16.25    $14.57
                                              ======     ======     ======    ======

Total Return(b)                               (11.64)%    15.52%     21.15%    (4.77)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions         .42%       .44%       .43%      .24%(d)

  Expenses, excluding expense reductions         .43%       .46%       .43%      .24%(d)

  Net investment income                         1.53%      1.96%      1.67%     1.03%(d)


                                          YEAR ENDED 10/31                 3/27/1998(c)
                                ------------------------------------           TO
SUPPLEMENTAL DATA:                 2001          2000         1999         10/31/1998
========================================================================================
Net assets, end of
period (000)                     $215,165       $57,505      $48,649      $31,302

Portfolio turnover rate             77.18%        52.27%       62.30%       56.49%
========================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Commencement of offering of class shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management company organized in 1934 and was reincorporated under Maryland law on November 26, 1975. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

-------------------------------------------------------------------------------
First $200 million                                                         .50%
Next  $300 million                                                         .40%
Next  $200 million                                                        .375%
Next  $200 million                                                         .35%
Over  $900 million                                                         .30%

12b-1 DISTRIBUTION PLAN
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                             CLASS A     CLASS B        CLASS C     CLASS P
-------------------------------------------------------------------------------
Service                           .25%(1)      .25%     up to .25%(3)     .20%
Distribution                      .10%(2)      .75%     up to .75%(3)     .25%
Quarterly service fee                  -          -     up to .25%(4)        -
Quarterly distribution fee             -          -     up to .75%(4)        -

(1) Annual service fee of shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the year ended October 31, 2001:

DISTRIBUTOR COMMISSIONS            DEALERS CONCESSIONS
-------------------------------------------------------
$5,214,104                                 $28,675,599

Certain of the Company's officers and Directors have an interest in Lord Abbett.

The Company along with certain other Funds managed by Lord Abbett (the "Underlying Funds"), have entered into a Servicing Arrangement with Balanced Fund of Lord Abbett Investment Trust, Inc. ("Balanced Fund") pursuant to which each Underlying Fund will pay a portion of the expenses of Balanced Fund in proportion to the average daily value of Underlying Fund shares owned by the Balanced Fund. Accrued expenses include $188,965 and other expenses include $204,377 pursuant to this Servicing Arrangement.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS
Dividends from net investment income, if any, are declared and paid quarterly. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. There is no capital loss carryforward at October 31, 2001. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Permanent items identified during the year ended October 31, 2001 have been reclassified among the components of net assets based on their tax basis treatment as follows:

DISTRIBUTIONS                       ACCUMULATED
IN EXCESS OF                  NET REALIZED GAIN
NET INVESTMENT                   ON INVESTMENTS
INCOME (DECREASE)                      INCREASE
------------------------------------------------
$(719,904)                             $719,904

5.  PORTFOLIO SECURITIES TRANSACTIONS
The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of October 31, 2001, there were no securities on loan. Income from securities lending of $610,315 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the year ended October 31, 2001 are as follows:

PURCHASES                                 SALES
------------------------------------------------
$9,961,288,633                   $8,606,012,549

As of October 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                                          GROSS           GROSS              NET
                                     UNREALIZED      UNREALIZED       UNREALIZED
TAX COST                           APPRECIATION    DEPRECIATION     APPRECIATION
---------------------------------------------------------------------------------
$10,025,738,133                  $1,477,128,519  $(459,883,175)   $1,017,245,344

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales.

6.  DIRECTORS' REMUNERATION
The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a defined contribution plan available to all Directors.

7.  EXPENSE REDUCTIONS
The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.  LINE OF CREDIT
The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.085%. At October 31, 2001, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  ACQUISITION OF REAL SILK INVESTMENTS, INC.
On December 15, 1999, the Company acquired all the net assets of Real Silk Investments, Inc. ("Real Silk") valued at $131,459,455 (including $96,203,567 of unrealized appreciation) pursuant to a plan of merger. The merger was accomplished by a tax-free exchange of 8,900,457 Class A shares of the Company for 164,683 shares of Real Silk.

10. SUMMARY OF CAPITAL TRANSACTIONS
The Company has authorized 1.5 billion shares of $.001 par value capital stock designated as follows: 1.15 billion Class A shares, 100 million Class B shares, 100 million Class C shares, 75 million Class P shares and 75 million Class Y shares.

Transactions in shares of capital stock were as follows:

                                                                 YEAR ENDED                   YEAR ENDED
                                                           OCTOBER 31, 2001             OCTOBER 31, 2000
---------------------------------------------------------------------------- ---------------------------
CLASS A SHARES                                       SHARES          AMOUNT       SHARES          AMOUNT
---------------------------------------------------------------------------- ---------------------------
SHARES SOLD                                      96,413,759  $1,403,391,442   45,428,776  $  693,387,616
SHARES ISSUED IN CONNECTION WITH ACQUISITION OF
 REAL SILK INVESTMENTS, INC. (SEE NOTE 9)                 -               -    8,900,457     131,459,455
REINVESTMENT OF DISTRIBUTIONS                    58,877,214     868,648,069   63,993,291     967,164,636
SHARES REACQUIRED                               (63,215,015)   (922,050,903) (66,475,528) (1,010,445,043)
---------------------------------------------------------------------------- ---------------------------
INCREASE                                         92,075,958  $1,349,988,608   51,846,996  $  781,566,664
---------------------------------------------------------------------------- ---------------------------

CLASS B SHARES
---------------------------------------------------------------------------- ---------------------------
SHARES SOLD                                      28,269,911  $  414,434,914   13,126,550  $  200,315,595
REINVESTMENT OF DISTRIBUTIONS                     4,390,379      64,913,543    3,951,150      59,817,064
SHARES REACQUIRED                                (6,674,645)    (96,150,108)  (6,173,806)    (93,343,477)
---------------------------------------------------------------------------- ---------------------------
INCREASE                                         25,985,645  $  383,198,349   10,903,894  $  166,789,182
---------------------------------------------------------------------------- ---------------------------

CLASS C SHARES
---------------------------------------------------------------------------- ---------------------------
SHARES SOLD                                      24,228,831  $  354,768,609    9,474,095  $  144,699,119
REINVESTMENT OF DISTRIBUTIONS                     2,074,984      30,679,899    1,508,049      22,836,722
SHARES REACQUIRED                                (3,767,610)    (53,952,176)  (3,017,917)    (45,806,301)
---------------------------------------------------------------------------- ---------------------------
INCREASE                                         22,536,205  $  331,496,332    7,964,227  $  121,729,540
---------------------------------------------------------------------------- ---------------------------

CLASS P SHARES
---------------------------------------------------------------------------- ---------------------------
SHARES SOLD                                       2,431,750  $   35,451,615      685,444  $   10,753,315
REINVESTMENT OF DISTRIBUTIONS                        51,622         762,085       18,127         274,516
SHARES REACQUIRED                                  (457,756)     (6,521,882)     (96,116)     (1,478,072)
---------------------------------------------------------------------------- ---------------------------
INCREASE                                          2,025,616  $   29,691,818      607,455  $    9,549,759
---------------------------------------------------------------------------- ---------------------------

CLASS Y SHARES
---------------------------------------------------------------------------- ---------------------------
SHARES SOLD                                      15,902,821  $  230,923,847      206,588  $    3,095,412
REINVESTMENT OF DISTRIBUTIONS                       528,052       7,836,489      416,347       6,304,380
SHARES REACQUIRED                                (3,451,120)    (49,504,457)    (132,611)     (2,026,632)
---------------------------------------------------------------------------- ---------------------------
INCREASE                                         12,979,753  $  189,255,879      490,324  $    7,373,160
---------------------------------------------------------------------------- ---------------------------

The Company (unaudited)
All of the net investment income distributions paid quarterly by the company qualify for the dividends received deduction for corporations. Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2001, $951,243,050 represents long-term capital gains.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Lord Abbett Affiliated Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Affiliated Fund, Inc. (the "Company"), including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Affiliated Fund, Inc. as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

December 21, 2001

[LORD ABBETT LOGO]

PRSRT STD
U.S. POSTAGE
PAID
PERMIT 552
HACKENSACK, NJ

  This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund
                                  Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973

LORD ABBETT AFFILIATED FUND, INC.

LAA-2-1001
   (12/01)